FAIR VALUE OF DERIVATIVE LIABILITY - Derivative liabilities (Details) - Recurring - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Derivative liability	$ 0	$ 2,373,000	$ 2,214,000
Convertible notes payable, related parties
Liabilities:
Derivative liability	0	2,373,000
Bridge Notes
Liabilities:
Derivative liability	0
Level 1
Liabilities:
Derivative liability	0
Level 1 | Convertible notes payable, related parties
Liabilities:
Derivative liability	0	0
Level 1 | Bridge Notes
Liabilities:
Derivative liability	0
Level 2
Liabilities:
Derivative liability	0
Level 2 | Convertible notes payable, related parties
Liabilities:
Derivative liability	0	0
Level 2 | Bridge Notes
Liabilities:
Derivative liability	0
Level 3
Liabilities:
Derivative liability	0	2,373,000	$ 2,214,000
Level 3 | Convertible notes payable, related parties
Liabilities:
Derivative liability	0	$ 2,373,000
Level 3 | Bridge Notes
Liabilities:
Derivative liability	$ 0